Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended								12 Months Ended
	Sep. 19, 2011	Jun. 30, 2013	May 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Feb. 28, 2011	Nov. 30, 2010	Jun. 30, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Ordinary shares held by the service company										341,645	341,645	1,393,362
Issuance of new shares amount, net										$ 50,632	$ 21,765	$ 162,584
Issuance of new shares, related expenses												8,536
Share repurchased amount												110,559
Vested share options exercised										0	0	1,051,717
Issuance of shares upon exercise of share options												1,051,717
Common Stock
Stockholders Equity Note [Line Items]
Issuance of new shares	4,374,315	25,000,000	312,598	12,000,000	5,000,000	25,307,497	13,800,000	1,500,000	750,000	42,312,598	25,307,497	13,800,000
Issuance of new shares amount, net										4,231	2,531	1,380
Share repurchased												18,657,487
Share repurchased amount												1,865
Vested share options exercised												1,051,717
American Depositary Shares
Stockholders Equity Note [Line Items]
Issuance of new shares	4,374,315	25,000,000	312,598	12,000,000	5,000,000	25,307,497	13,800,000
Issuance of new shares, price per ADS	$ 5.8958	$ 1.03	$ 1.19	$ 1.28	$ 1.83	$ 0.86	$ 12.4
Issuance of new shares amount, net	25,790	25,750		15,360	9,150	21,765	162,584
Issuance of new shares, related expenses							$ 8,536
Share repurchased												18,657,487